Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Currency and interest rate swap contracts under cash flow hedge accounting
(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2023 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20 , 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027
Mar. 4 , 2020	Floating-to-fixed cross-currency interest rate swap (U.S. dollar-denominated bonds face value of USD 300,000)	Foreign currency risk and Interest rate risk	Citibank	Mar. 4, 2020 ~ Jun. 4, 2025
Jun. 28 , 2023	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citi bank, Shinhan Bank, Korea Development Bank and J.P. Morgan	Jun. 28, 2023 ~ Jun. 28, 2028

Details of fair values of the above derivatives recorded in assets or liabilities	As of December 31, 2023, details of fair values of the derivatives assets and liabilities are as follows:

(In millions of won and thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Non-current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	~~W~~	80,426	80,426
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)		35,784	35,784

	~~W~~	116,210	116,210

Non-current liabilities:
Fixed-to-fixed cross currency swap (U.S dollar denominated bonds face value of USD 300,000)	~~W~~	(9,212)	(9,212)

	~~W~~	(9,212)	(9,212)

Detailed information about financial instruments under cash flow hedge	As of December 31, 2023, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Current assets:
Contract for difference settlement	~~W~~	8,974	8,974
Non-current assets:
Contingent subscription right		2,323	2,323
Contract for difference settlement		21,027	21,027

	~~W~~	32,324	32,324

Non-current liabilities:
Drag-along and call option rights	~~W~~	(295,876)	(295,876)

		(295,876)	(295,876)